Amounts Due to Related Parties (Details) - Schedule of Amounts Due to Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Mr. Song [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	$ 1,812,745	$ 912,351

[1]	The Company’s CEO and Chairman